Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 1,183	$ 1,206
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	128	141
Risk-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1,040	1,042
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	125	138
– bid-offer | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	428	430
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	79	76
– uncertainty | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	115	99
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	6
– credit valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	355	442
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	38	52
– debt valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(126)	(198)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	241	256
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	7	4
– other | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	27	13
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	71	79
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	3
– model limitation | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	68	79
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	3
– other | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	3	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	72	85
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0